Note 10 - Other Expenses - Components of Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Impairment provision - 2016 royalty rebate (note 17)	$ 181	$ 0	$ 0
Other	14	55	0
Total	$ 195	$ 55